                                                                  JOHN B. TOWERS
                                                                  SENIOR COUNSEL

New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                  March 8, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:  New England Variable Annuity Separate Account
              File No. 811-08828

Commissioners:

Annual Reports dated December 31, 2010 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 333-48456.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                             Sincerely,


                                             /s/ JOHN B. TOWERS
                                             -----------------------------------
                                             John B. Towers
                                             Senior Counsel
                                             Metropolitan Life Insurance Company